Debt	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Debt	Debt

($ in millions)	December 31, 2021			December 31, 2020
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
4.75% notes due January 2022 (b)	$150	$190	$190	$150	$195	$190
3.75% notes due February 2023 (b)	108	140	137	108	144	139
3.9% notes due July 2030 (a)	550	751	688	550	781	690
6.125% notes due October 2035	609	1,005	761	609	1,005	764
6.0% notes due August 2040	490	795	620	490	782	622
6.25% notes due July 2041	795	1,349	997	795	1,309	1,001
5.2% notes due March 2042	399	602	500	399	596	502
5.4% notes due February 2043	377	586	473	377	571	475
	3,478	5,418	4,366	3,478	5,383	4,383
QB2 project financing facility (c)	2,252	2,929	2,785	1,147	1,459	1,423
Revolving credit facilities (d)	—	—	—	262	334	334
Antamina loan agreements (e)	176	223	223	90	115	115
	$5,906	$8,570	$7,374	$4,977	$7,291	$6,255
Less current portion of debt	(168)	(213)	(213)	(90)	(115)	(115)
	$5,738	$8,357	$7,161	$4,887	$7,176	$6,140

The fair values of debt are determined using market values, if available, and discounted cash flows based on our cost of borrowing where market values are not available. The latter are considered Level 2 fair value measurements with significant other observable inputs on the fair value hierarchy (Note 30).

a) Notes Issued in 2020

In 2020, we issued US$550 million principal amount of senior unsecured notes due July 2030 (2030 Notes). The 2030 Notes have a coupon of 3.9% per annum and an effective interest rate, after taking into account issuance costs, of 4.08%. These notes were issued at 99.513% of face value.

Prior to April 15, 2030, the 2030 Notes can be redeemed, in whole or in part, at a redemption price equal to the greater of (i) 100% of the principal amount and (ii) a make-whole amount plus, in each case, accrued and unpaid interest to the redemption date. On or after April 15, 2030, the 2030 Notes are redeemable at a price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date.

Net proceeds from this issuance, after underwriting and issuance costs, were US$542 million. The net proceeds and available cash were used to finance the note tender offer described below in Note 18(b) and to reduce amounts outstanding on our US$4.0 billion revolving credit facility.

In October 2020, we executed an exchange offer for the 2030 Notes that allowed the holders to exchange their unregistered notes for publicly registered notes. There was no change in the aggregate principal amount of the 2030 Notes as a result of the exchange offer.

b) Notes Purchased or Redeemed

All of our outstanding notes are redeemable at any time by repaying the greater of the principal amount and the present value of the sum of the remaining scheduled principal and interest amounts discounted at a comparable treasury yield plus a stipulated spread, plus, in each case, accrued interest to, but not including, the date of redemption. In addition, all of our outstanding notes, except for notes due October 2035, are callable at 100% (plus accrued interest to, but not including, the date of redemption) within three to six months of maturity.
18.    Debt (continued)

On January 18, 2022, we redeemed the 4.75% notes at maturity for US$150 million plus accrued interest.

In 2020, we purchased US$268 million aggregate principal amount of our outstanding notes pursuant to cash tender offers and a private purchase, the latter of which had a US$13 million principal amount (2020 Tender Offer). The purchased notes comprised US$104 million of 4.5% notes due 2021, US$52 million of 4.75% notes due 2022 and US$112 million of 3.75% notes due 2023. The total cost of the purchases, including the premium for the purchase, was US$276 million. We recorded a pre-tax expense of $11 million in non-operating income (expense) (Note 10) in connection with the 2020 Tender Offer.

In 2020, we redeemed all of the outstanding 4.5% notes due 2021 that were not purchased as a part of the 2020 Tender Offer. The total cost of the redemption, including the premium, was US$13 million.

c) QB2 Project Financing Facility

As at December 31, 2021, US$2.3 billion was outstanding under the US$2.5 billion limited recourse QB2 project financing facility. Amounts drawn under the facility bear interest at LIBOR plus applicable margins that vary over time and will be repaid in 17 semi-annual instalments starting the earlier of six months after project completion or June 2023. The facility is guaranteed pre-completion on several basis by SMM/SC pro rata to the respective equity interests in the Series A shares of QBSA. The facility is secured by pledges of Teck’s and SMM/SC’s interests in QBSA and by security over QBSA’s assets, which consist primarily of QB2 project assets.

d) Revolving Credit Facilities

On October 15, 2021, we converted our US$4.0 billion revolving credit facility into a sustainability-linked facility and extended its maturity to October 2026. The facility has pricing adjustments where the cost will increase, decrease or remain unchanged based on our sustainability performance. Our sustainability performance over the term of the facility is measured by non-financial variables that are specific to our greenhouse gas emissions intensity, the percentage of women in our workforce and our high-potential safety incidents. In addition, on October 15, 2021, we cancelled our US$1.0 billion facility that was scheduled to mature in June 2022.

Any amounts drawn under the US$4.0 billion facility can be repaid at any time and are due in full at its maturity date. As at December 31, 2021, the facility was undrawn. Amounts outstanding under the facility bear interest at LIBOR plus an applicable margin based on credit ratings and our sustainability performance, as described above. This facility requires our total net debt-to-capitalization ratio, which was 0.22 to 1.0 at December 31, 2021, not exceed 0.60 to 1.0 (Note 31). This facility does not have an earnings or cash flow-based financial covenant, a credit rating trigger or a general material adverse effect borrowing condition.

We maintain uncommitted bilateral credit facilities primarily for the issuance of letters of credit to support our future reclamation obligations. As at December 31, 2021, we had $2.1 billion of letters of credit outstanding.

We also had $840 million in surety bonds outstanding at December 31, 2021 to support current and future reclamation obligations.

e) Antamina Loan Agreements

On July 12, 2021, Antamina entered into a US$1.0 billion loan agreement. Once fully drawn, our 22.5% share of the principal value of the loan will be US$225 million. As at December 31, 2021, our share of the amount drawn was US$158 million. Proceeds from the loan were used to repay existing credit facilities and to fund Antamina’s capital expenditure program. Amounts outstanding under this facility bear interest at LIBOR plus an applicable margin. The loan is non-recourse to us and the other Antamina owners and matures in 2026.

On December 24, 2021, Antamina entered into a US$80 million short-term loan agreement, which was repaid in January 2022. Our share of the amount drawn was US$18 million and the loan bore interest at 0.6%.
18.    Debt (continued)

f) Scheduled Principal Payments

At December 31, 2021, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2022	$168	$213
2023	373	472
2024	265	336
2025	265	336
2026	422	536
Thereafter	4,413	5,594
	$5,906	$7,487

g) Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2021	2020	2021	2020
As at January 1	$4,913	$3,204	$6,255	$4,162
Cash flows
Proceeds from debt	1,305	1,802	1,639	2,426
Redemption, purchase or repayment of debt	(124)	(338)	(155)	(457)
Revolving credit facilities	(262)	262	(335)	363
Non-cash changes
Loss on debt redemption or purchase	—	8	—	11
Changes in foreign exchange rates	—	—	(10)	(216)
Finance fees and discount amortization	(29)	(29)	(36)	(39)
Other	13	4	16	5
As at December 31	$5,816	$4,913	$7,374	$6,255
QB2 Advances from SMM/SC
In conjunction with the subscription arrangement with SMM/SC, QBSA entered into a subordinated loan facility agreement with SMM/SC to advance QBSA up to US$1.3 billion. The advances are due to be repaid in full at maturity on January 15, 2038. Amounts outstanding under the facility bear interest at LIBOR plus an applicable margin.

($ in millions)	December 31, 2021			December 31, 2020
	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)	Face Value (US$)	Fair Value (CAD$)	Carrying Value (CAD$)
QB2 Advances from SMM/SC	$1,003	$1,288	$1,263	$739	$941	$934

The fair value of the advances is determined using discounted cash flows based on our cost of borrowing. This is considered a Level 2 fair value measurement with significant observable inputs on the fair value hierarchy (Note 30).

a) QB2 Advances from SMM/SC Carrying Value Continuity

($ in millions)	US$		CAD$ Equivalent
	2021	2020	2021	2020
As at January 1	$734	$702	$934	$912
Cash flows
Advances	262	31	326	41
Non-cash changes
Finance fee amortization	1	1	1	1
Changes in foreign exchange rates	—	—	2	(20)
As at December 31	$997	$734	$1,263	$934